UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008
                                                ------------------

Check here if Amendment [_]; Amendment Number: _____
   This Amendment (Check only one.): [_]  is a restatement.
                                     [_]  adds new
holdings entries.

Institutional Investment Manager Filing this Report:

Name:             SC-BVI Partners
Address:          747 Third Avenue
                  27th Floor
                  New York, NY  10017

Form 13F File Number:  028-10394

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Neil H. Koffler
Title:            Vice President of Managing Partner
Phone:            (212)888-9100

Signature, Place, and Date of Signing:

/s/ Neil H. Koffler                     New York, NY           November 14, 2008
---------------------------         --------------------       ----------------
    [Signature]                         [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this re- port, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                            ------------------

Form 13F Information Table Entry Total:              47
                                            ------------------

Form 13F Information Table Value Total:              $26,915
                                            ------------------
                                                (thousands)


List of Other Included Managers:

                                            NONE

                                                         SC-BVI PARTNERS
                                                             FORM 13F
                                               FOR QUARTER ENDED SEPTEMBER 30, 2008

                                                                                  ITEM 6:
                                                                           INVESTMENT DISCRETION
                                                                                     (b)                                ITEM 8:
                                                                                   Shares                               VOTING
                                                ITEM 4:      ITEM 5:                 as              ITEM 7:       AUTHORITY SHARES
                         ITEM 2:   ITEM 3:      Fair         Shares or             Define     (c)   Managers
       ITEM 1:          Title of   Cusip        Market       Principal     (a)       in      Shared    See         (a)    (b)    (c)
    Name of Issuer       Class     Number       Value        Amount        Sole    Instr.V   Other  Instr.V       Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
Ambase Corp.             Common    023164106   86,417   246,906 SH        246,906    --        --      --     246,906    --      --
Anglogold Ashanti Ltd    Common    035128206  474,705    20,550 SH         20,550    --        --      --      20,550    --      --
Barrick Gold             Common    067901108  503,338    13,700 SH         13,700    --        --      --      13,700    --      --
                         Sponsored
Berkeley Tech Inc.         ADR     08437M107   66,781   303,549 SH        303,549    --        --      --     303,549    --      --
BFC Financial Corp       Common    055384200  970,572 1,764,676 SH       1,764,676   --        --      --    1,764,676   --      --
Bimini Capital Mgt       Common    090319104   22,542   136,616 SH        136,616    --        --      --     136,616    --      --
Capital Southwest
  Corporation            Common    140501107 3,947,570   27,790 SH         27,790    --        --      --      27,790    --      --
Capital Gold Corp        Common    14018Y106 1,067,7602,224,499 SH       2,224,499   --        --      --    2,224,499   --      --
CGX Energy Inc           Common    125405100  239,146   218,902 SH        218,902    --        --      --     218,902    --      --
Chaus Bernard            Common    162510200   67,404   224,680 SH        224,680    --        --      --     224,680    --      --
Chief Consolidated
  Mining Co.             Common    168628105   37,390   207,720 SH        207,720    --        --      --     207,720    --      --
Colombia Goldfields      Common    195305107      110       548 SH            548    --        --      --         548    --      --
Crystellex Intl          Common    22942F101  221,948   274,010 SH        274,010    --        --      --     274,010    --      --
Dundee Precious
  Metals Inc             Common    265269209  402,507    99,700 SH         99,700    --        --      --      99,700    --      --
Eplus Inc                Common    294268107  240,127    22,030 SH         22,030    --        --      --      22,030    --      --
Excapsa Software Inc     Common    30066E107  785,301 3,956,177 SH       3,956,177   --        --      --    3,956,177   --      --
Gold Hawk Res Inc        Common    38060Q109   38,587   821,990 SH        821,990    --        --      --     821,990    --      --
Gold Reserve             Common    68068N108  301,389   273,990 SH        273,990    --        --      --     273,990    --      --
Goldcorp Inc.            Common    380956409  433,331    13,700 SH         13,700    --        --      --      13,700    --      --
Handelman                Common    410252100  371,420   212,240 SH        212,240    --        --      --     212,240    --      --
Harvest Natural
  Resources              Common    41754V103    3,340       330 SH            330    --        --      --         330    --      --
                         Common -
Heico Corp                 Class A 422806208 1,740,674   62,034 SH         62,034    --        --      --      62,034    --      --
Jura Energy              Common    480272105   23,351    73,150 SH         73,150    --        --      --      73,150    --      --
                         Common -
Liberty Homes Inc.         Class A 530582204   48,224    24,112 SH         24,112    --        --      --      24,112    --      --
                         Common -
Liberty Homes Inc.         Class B 530582303   21,920    10,960 SH         10,960    --        --      --      10,960    --      --
Limoneira Co             Common    532746104  131,520       548 SH            548    --        --      --         548    --      --
Loon Energy Inc          Common    543921100  710,168 1,512,800 SH       1,512,800   --        --      --    1,512,800   --      --
Mcrae Industries         Common    582757209  190,292    10,905 SH         10,905    --        --      --      10,905    --      --
MDU Communication
  Int'l Inc              Common    582828109  547,795 1,521,652 SH       1,521,652   --        --      --    1,521,652   --      --
Medoro Resources Ltd     Common    58503R209   24,182   257,558 SH        257,558    --        --      --     257,558    --      --
MF Global Ltd            Common    G60642108 3,163,209  728,850 SH        728,850    --        --      --     728,850    --      --
Nevsun Resources Ltd     Common    64156L101  404,659   356,200 SH        356,200    --        --      --     356,200    --      --
Newmont Mining           Common    651639106  531,012    13,700 SH         13,700    --        --      --      13,700    --      --
Next Inc.                Common    65336T104    5,699   109,600 SH        109,600    --        --      --     109,600    --      --
Petrofalcon Corp         Common    716474101  618,275   940,750 SH        940,750    --        --      --     940,750    --      --
Pomeroy Computer
  Resources              Common    731822102   65,358    14,524 SH         14,524    --        --      --      14,524    --      --
Profound Energy Inc.     Common    74318R102  397,779   154,626 SH        154,626    --        --      --     154,626    --      --
Quanta Capital                     B0147K9
  Holdings               Common    US       4,876,106 1,766,705 SH       1,766,705   --        --      --    1,766,705   --      --
Randgold Resources       Sponsored
  Ltd                      ADR     752344309  562,111    13,700 SH         13,700    --        --      --      13,700    --      --
Shermen WSC                                                     War-
  Acquisition            Common    824197115    4,910    61,376 rants     61,376    --        --      --      61,376    --      --
Sielox                   Common    82620E107  120,823   755,144 SH        755,144    --        --      --     755,144    --      --
Silk Road Resources      Common    827101106   29,068    68,800 SH         68,800    --        --      --      68,800    --      --
Simon Worldwide Inc.     Common    828815100   43,842   109,604 SH        109,604    --        --      --     109,604    --      --
Sunridge Gold Corp       Common    86769Q102   92,151   377,500 SH        377,500    --        --      --     377,500    --      --
Transworld Corp          Common    89336R207  965,303   257,414 SH        257,414    --        --      --     257,414    --      --
Truestar Petroleum
  Corp                   Common    897867107    2,707   115,344 SH        115,344    --        --      --     115,344    --      --
Yamana Gold              Common    98462Y100 1,312,392  157,550 SH        157,550    --        --      --     157,550    --      --